Consolidated Quarterly Holdings Report
for
Fidelity® Commodity Strategy Central Fund
October 31, 2024
CRC-NPRT1-1224
1.901065.116
U.S. Treasury Obligations - 4.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 1/16/2025 (d) (Cost $10,895,012)	0	11,000,000	10,896,499

Money Market Funds - 91.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $204,880,995)	4.87	204,847,207	204,888,176

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $215,776,007)	215,784,675
NET OTHER ASSETS (LIABILITIES) - 3.6% (e)	8,074,967
NET ASSETS - 100.0%	223,859,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Contracts
Chicago Board of Trade Corn Contracts (United States)	130	Mar 2025	2,769,000	(37,801)	(37,801)
Chicago Board of Trade Corn Contracts (United States)	281	Jul 2025	6,178,488	(416,354)	(416,354)
Chicago Board of Trade Hard Red Winter Wheat Contracts (United States)	41	Dec 2024	1,166,963	8,536	8,536
Chicago Board of Trade Hard Red Winter Wheat Contracts (United States)	40	Mar 2025	1,166,000	(78,858)	(78,858)
Chicago Board of Trade Soybean Meal Contracts (United States)	197	Jan 2025	5,935,610	(421,162)	(421,162)
Chicago Board of Trade Soybean Oil Contracts (United States)	232	Jan 2025	6,273,744	365,903	365,903
Chicago Board of Trade Soybean Oil Contracts (United States)	81	Jul 2025	2,208,384	65,792	65,792
Chicago Board of Trade Soybeans Contracts (United States)	85	Jan 2025	4,226,625	(231,418)	(231,418)
Chicago Board of Trade Soybeans Contracts (United States)	75	Jul 2025	3,895,313	3,761	3,761
Chicago Board of Trade Wheat Contracts (United States)	65	Dec 2024	1,854,125	69,868	69,868
Chicago Board of Trade Wheat Contracts (United States)	62	Mar 2025	1,829,775	(92,243)	(92,243)
Chicago Mercantile Exchange Lean Hogs Contracts (United States)	28	Feb 2025	954,240	21,891	21,891
Chicago Mercantile Exchange Lean Hogs Contracts (United States)	40	Apr 2025	1,409,600	210,073	210,073
Chicago Mercantile Exchange Lean Hogs Contracts (United States)	16	Jul 2025	624,294	(58)	(58)
Chicago Mercantile Exchange Live Cattle Contracts (United States)	57	Feb 2025	4,258,470	(55,584)	(55,584)
Chicago Mercantile Exchange Live Cattle Contracts (United States)	68	Apr 2025	5,095,920	46,536	46,536
Chicago Mercantile Exchange Live Cattle Contracts (United States)	3	Jun 2025	217,230	9,978	9,978
Commodities Exchange Center Copper Contracts (United States)	76	Mar 2025	8,371,400	(33,346)	(33,346)
Commodities Exchange Center Copper Contracts (United States)	37	May 2025	4,102,375	(110,092)	(110,092)
Commodities Exchange Center Gold Bullion Contracts (United States)	144	Dec 2024	39,703,680	4,502,900	4,502,900
Commodities Exchange Center Silver Bullion (1 Oz Bar) Contracts (United States)	79	Dec 2024	12,975,750	1,909,288	1,909,288
Ice Futures Europe Brent Crude Oil Contracts (United Kingdom)	223	Jan 2025	16,361,510	14,393	14,393
Ice Futures Europe Gas Oil Contracts (United Kingdom)	76	Jan 2025	5,150,900	167,418	167,418
Ice Futures U.S. Coffee Contracts (United States)	89	Mar 2025	8,193,563	(65,444)	(65,444)
Ice Futures U.S. Coffee Contracts (United States)	20	Jul 2025	1,814,889	(74)	(74)
Ice Futures U.S. Cotton Contracts (United States)	31	Mar 2025	1,113,365	(10,933)	(10,933)
Ice Futures U.S. Cotton Contracts (United States)	24	Jul 2025	897,000	1,445	1,445
Ice Futures U.S. Sugar Contracts (United States)	274	Feb 2025	6,978,451	400,861	400,861
Ice Futures U.S. Sugar Contracts (United States)	57	Apr 2025	1,343,832	184,307	184,307
London Metal Exchange Aluminum Contracts (United Kingdom)	182	Jan 2025	11,891,607	133,133	133,133
London Metal Exchange Aluminum Contracts (United Kingdom)	50	May 2025	3,298,300	(4,322)	(4,322)
London Metal Exchange Aluminum Contracts (United Kingdom)	185	Nov 2024	12,030,458	950,909	950,909
London Metal Exchange Aluminum Contracts (United Kingdom)	51	Mar 2025	3,347,691	269,572	269,572
London Metal Exchange Lead Contracts (United Kingdom)	37	Nov 2024	1,840,880	(108,088)	(108,088)
London Metal Exchange Lead Contracts (United Kingdom)	12	Jan 2025	604,668	(60,329)	(60,329)
London Metal Exchange Lead Contracts (United Kingdom)	18	Mar 2025	918,392	(6,913)	(6,913)
London Metal Exchange Lead Contracts (United Kingdom)	11	Jul 2025	573,271	(44)	(44)
London Metal Exchange Lead Contracts (United Kingdom)	23	May 2025	1,187,013	(30,577)	(30,577)
London Metal Exchange Nickel Contracts (United Kingdom)	62	Jan 2025	5,829,411	(671,838)	(671,838)
London Metal Exchange Nickel Contracts (United Kingdom)	18	May 2025	1,727,631	(219,474)	(219,474)
London Metal Exchange Nickel Contracts (United Kingdom)	57	Nov 2024	5,303,613	(440,228)	(440,228)
London Metal Exchange Nickel Contracts (United Kingdom)	18	Mar 2025	1,710,675	(46,256)	(46,256)
London Metal Exchange Zinc Contracts (United Kingdom)	90	Nov 2024	6,827,018	608,280	608,280
London Metal Exchange Zinc Contracts (United Kingdom)	124	Jan 2025	9,394,271	(54,443)	(54,443)
London Metal Exchange Zinc Contracts (United Kingdom)	40	Mar 2025	3,030,000	340,936	340,936
London Metal Exchange Zinc Contracts (United Kingdom)	54	May 2025	4,084,776	3,716	3,716
New York Mercantile Exchange Heating Oil Contracts (United States)	13	Dec 2024	1,239,857	(17,977)	(17,977)
New York Mercantile Exchange Heating Oil Contracts (United States)	7	Feb 2025	656,267	944	944
New York Mercantile Exchange Heating Oil Contracts (United States)	21	Apr 2025	1,988,234	80,328	80,328
New York Mercantile Exchange Natural Gas Contracts (United States)	570	Dec 2024	16,917,600	(2,182,151)	(2,182,151)
New York Mercantile Exchange Reformulated 87 Octane Gasoline Blendstock For Oxygenated Blending Contracts (United States)	69	Dec 2024	5,745,890	84,062	84,062
New York Mercantile Exchange Reformulated 87 Octane Gasoline Blendstock For Oxygenated Blending Contracts (United States)	3	Jun 2025	267,444	(9)	(9)
New York Mercantile Exchange WTI Crude Contracts (United States)	231	Dec 2024	16,174,620	84,145	84,145

TOTAL PURCHASED					5,142,959

Sold

Commodity Contracts
London Metal Exchange Aluminum Contracts (United Kingdom)	83	Jan 2025	5,423,096	(315,929)	(315,929)
London Metal Exchange Aluminum Contracts (United Kingdom)	185	Nov 2024	12,030,458	(168,864)	(168,864)
London Metal Exchange Aluminum Contracts (United Kingdom)	51	Mar 2025	3,347,691	(5,032)	(5,032)
London Metal Exchange Lead Contracts (United Kingdom)	12	May 2025	619,311	(123)	(123)
London Metal Exchange Lead Contracts (United Kingdom)	37	Nov 2024	1,840,880	53,673	53,673
London Metal Exchange Lead Contracts (United Kingdom)	12	Jan 2025	604,668	(3,802)	(3,802)
London Metal Exchange Lead Contracts (United Kingdom)	18	Mar 2025	918,392	30,513	30,513
London Metal Exchange Nickel Contracts (United Kingdom)	26	Jan 2025	2,444,592	98,339	98,339
London Metal Exchange Nickel Contracts (United Kingdom)	57	Nov 2024	5,303,613	553,063	553,063
London Metal Exchange Nickel Contracts (United Kingdom)	18	Mar 2025	1,710,675	222,205	222,205
London Metal Exchange Zinc Contracts (United Kingdom)	51	Jan 2025	3,863,773	(76,394)	(76,394)
London Metal Exchange Zinc Contracts (United Kingdom)	27	May 2025	2,042,388	(277)	(277)
London Metal Exchange Zinc Contracts (United Kingdom)	37	Mar 2025	2,802,750	24,297	24,297
London Metal Exchange Zinc Contracts (United Kingdom)	90	Nov 2024	6,827,018	(472,890)	(472,890)

TOTAL SOLD					(61,221)

TOTAL FUTURES CONTRACTS					5,081,738
The notional amount of futures purchased as a percentage of Net Assets is 122.2%
The notional amount of futures sold as a percentage of Net Assets is 22.2%

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,896,499.
(e)	Includes $6,631,316 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	196,207,757	64,540,555	55,860,136	2,640,581	-	-	204,888,176	0.4%
Total	196,207,757	64,540,555	55,860,136	2,640,581	-	-	204,888,176

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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